Note 23 - Financial instruments - Schedule of Financial Instruments at Fair Value (Details) - Recurring fair value measurement [member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 2,358	$ 1,166
Level 1 of fair value hierarchy [member] | Financial assets, other investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0	$ 0
Level 3 of fair value hierarchy [member] | Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Financial assets, other investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value	$ 2,063